COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

24.                                              COMMITMENTS AND CONTINGENCIES

a)                                                      Operating lease commitments

The Company has operating lease agreements for its office properties. Such leases have remaining terms ranging from 12 to 24 months and are renewable upon negotiation. Lease expense was $3.5 million, $4.3 million and $3.5 million for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2011 are as follows:

Twelve Months Ending December 31:
2012	$1.3
2013	1.1
2014	1.0
2015	0.7
2016 and forward	0.6
Total	$4.7

b)                                                      Commitments

As of December 31, 2011, commitments outstanding for the purchase of property, plant and equipment approximated $8.6 million, the majority of which will be fulfilled in 2012. The Company entered into several short-term purchase agreements, other than those long-term obligations disclosed in c), with certain suppliers whereby the Company is committed to purchase a minimum amount of raw materials to be used in the manufacture of its products. As of December 31, 2011, future minimum purchases remaining under these agreements approximated $60.0 million.

c)             Long-term obligation

In order to secure adequate and timely supply of polysilicon and silicon, the Company entered into a number of multi-year supply agreements from 2006 through 2011.

A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon or silicon wafers the Company is obligated to purchase each year at predetermined prices, whether or not the Company actually orders the required volume.  Purchase obligations under “take or pay” arrangements are as follows (in millions):

Twelve Months Ending December 31:
2012	242.2
2013	229.0
2014	175.3
2015	199.3
Thereafter	537.6
Total	$1,383.4

In addition to “take or pay” arrangements, future minimum obligations under other long-term supply agreements, for which prices are generally negotiated annually, are as follows (based on market prices as of December 31, 2011):

Twelve Months Ending December 31:
2012	311.1
2013	485.7
2014	269.9
Thereafter	2,019.5
Total	$3,086.2

Legal matters

The Company is a party to legal matters and claims that are normal in the course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

The Company’s subsidiary, Suntech Japan, is the defendant in litigation involving a competitor claiming approximately EUR16.4 million ($21.3 million) from alleged breach through 2008 of a solar cell supply contract. In May 2011, the competitor increased its claim amount by an additional EUR 4.1 million ($5.0 million). In November 2011, the German trial court ruled in favor of the competitor. The court ordered Suntech Japan to pay the competitor Euro 14.0 million ($18.2 million) plus interest and is liable for 80% the competitor’s legal expenses.  The Company has accrued a liability of $17.5 million for this matter based on the court ruling, partially offset by the estimated fair value of solar cells Suntech Japan is entitled to receive as part of the EUR 14.0 million settlement.  The Company believes that the likelihood of actual payments exceeding the accrued liability of $17.5 million is remote. In February 2012, Suntech Power Japan Corporation appealed the ruling.  In April 2012, the competitor filed a petition for insolvency, which by operation of law, the insolvency administrator will decide whether to continue with these proceedings.

In October 2011, a trade action was filed with US governmental agencies in Washington, DC, alleging that imports of crystalline silicon photovoltaic cells and modules from China were sold at less than fair value and unfairly subsidized in violation of US antidumping and countervailing duty laws. The Company was identified as one of several Chinese exporters of these products to the US market and its US affiliate as one of the US importers. Violations of these laws can result in the retroactive imposition of significant additional duties on imports of these products from China. On March 20, 2012, the US Department of Commerce’s preliminary determination of countervailing duties stipulated a Company-specific rate of 2.90%, which may be applied retroactively 90 days from March 26, 2012 (Federal Register notice date).  The Company believes that this prelimary determination does not have significant impact on the Company’s consolidated financial statements for the year ended December 31, 2011.

d)                                                   Guarantee to GSF investee companies

In May 2010, a third party financial institution granted a debt facility of approximately EUR554.2 million to the GSF investee companies for which the Company provided a guarantee. GSF Capital Pte Ltd., the parent of the general partner of GSF and an unrelated party, offered to pledge a total amount of EUR560.0 million in German Government Bonds as security for the Company’s obligations under the guarantee.

The German Government Bonds that are pledged are registered in the name of, and held by, GSF Capital Pte Ltd. The Company has entered into a pledge agreement with GSF Capital Pte Ltd. with respect to the German Government Bonds pursuant to which the Company has the right (among other things), in the event any amounts owed under the project financing facility guaranteed by the Company are not paid by the GSF investee company, to exercise the power to sell or otherwise dispose of the German Government Bonds without further notice to GSF Capital Pte Ltd., and apply the proceeds thereof towards the satisfaction of the secured liabilities. The fair value of the debt guarantee was approximately USD2 million as of the effective date of this guarantee. This debt guarantee is recorded as part of the investment in Global Solar Fund, see “Note 10, Investments In Affiliates”, and will be amortized into equity in net earnings (loss) of affiliates through the term of the guarantee. The carrying amount of the guarantee was $1.8 million as of December 31, 2011.